Common Stock and Warrants	12 Months Ended
Jun. 30, 2026
Common Stock and Warrants [Abstract]
COMMON STOCK AND WARRANTS

NOTE 10 – COMMON STOCK AND WARRANTS

Shares Issued for Equity Financing

On July 2, 2024, the Company entered into a securities purchase agreement, pursuant to which the Company agreed to issue and sell to an investor in a registered direct offering 179,400 shares of the Company’s common stock, at a price of $3.25 per share and pre-funded warrants to purchase up to 512,908 shares of Common Stock at a price of $3.24 per share with an exercise price of $0.01 per share (the “Pre-Funded Warrants”). The Pre-Funded Warrants are exercisable upon issuance and will remain exercisable until all the Pre-Funded Warrants are exercised in full. In connection with the Offering, on July 2, 2024, the Company entered into a placement agency agreement with EF Hutton LLC (the “Placement Agent”). Pursuant to the terms of the placement agency agreement, the Company will pay the placement agent a cash fee of 6.5% of the gross proceeds the Company receives in the offering at closing. The Company also agreed to reimburse the Placement Agent at the closing of the Offering, for expenses incurred, including disbursements of its legal counsel, in an amount not to exceed an aggregate of $75,000. The closing of the offering occurred on July 3, 2024. The Pre-Funded Warrants were exercised in full as of December 31, 2024.

On September 27, 2024, the Company entered into subscription agreements with three non-U.S. investors, including Zhixin Liu, the Company’s Chairman of the Board, Chief Executive Officer, President and Secretary, and Fu Liu, a Director of the Company, pursuant to which the Company agreed to sell and the investors agreed to purchase an aggregate of 1,932,224 shares of the Company’s common stock, at a purchase price of $2.06 per share, which was equal to the closing price of the Common Stock on The Nasdaq Capital Market on September 26, 2024. Pursuant to the terms of the subscription agreements, each Investor must pay the purchase price for the number of shares such Investor purchased within 15 days of the effective date. As of September 30, 2024, the Company issued all the shares to three investors, and the purchase price was received in full from each investor as of October 15, 2024, representing gross proceeds in the aggregate amount of approximately $4.0 million.

Shares Issued for Acquiring Intangible Assets from Related Parties

On August 9, 2024, the Company entered into an intellectual property purchase agreement with Ms. Zhixin Liu, the Company’s Chairwoman and CEO, pursuant to which Ms. Zhixin Liu transferred to the Company two intangible assets (software copyrights) owned by her personally, with a purchase price of pproximately US $837,743. The Compensation Committee of The Board of Directors has decided to grant Zhixin Liu 398,925 restricted shares for the purchase of this software.

On August 9, 2024, the Company entered into an intellectual property purchase agreement with Mr. Fu Liu, the Company’s director of board, pursuant to which Mr. Fu Liu transferred to the Company two intangible assets (software copyrights) owned by himself, with a purchase price of approximately US $837,743. The Compensation Committee of The Board of Directors has decided to grant Fu Liu 398,925 restricted shares for the purchase of this software.

On April 1, 2025, the Company entered into an intellectual property purchase agreement with Mr. Fu Liu, the Company’s director of board, pursuant to which Mr. Fu Liu transferred to the Company two intangible assets (software copyrights) owned by himself, with a purchase price of approximately US $834,852. The Compensation Committee of The Board of Directors has decided to grant Fu Liu 369,403 restricted shares for the purchase of this software.

On November 20, 2025, the Company entered into an intellectual property purchase agreement with Mr. Fu Liu, the Company’s director, pursuant to which Mr. Fu Liu transferred to the Company intangible assets (software copyrights) owned by himself, with a purchase price of approximately US $704,225. The Compensation Committee of The Board of Directors decided to grant Fu Liu 533,504 restricted shares for the purchase of the software.

On November 20, 2025, the Company entered into an intellectual property purchase agreement with Ms. Zhixin Liu, the Company’s director and CEO, pursuant to which Ms. Zhixin Liu transferred to the Company intangible assets (software copyrights) owned by herself, with a purchase price of approximately US $1,112,676. The Compensation Committee of The Board of Directors decided to grant Zhixin Liu 842,936 restricted shares for the purchase of the software.

The purchase was accounted for at the historical cost of the intangible assets which was $0. Fu Liu is the father of Zhixin Liu, together, they own approximately 21.8% of the Company’s class A common stock.

Shares Issued for Acquiring Intangible Assets from Third Parties

On June 5, 2026, the Company entered into an intellectual property purchase agreement with Tianjin Qianli Culture Media Co., Ltd. (“Tianjin Qianli Culture”), pursuant to which Tianjin Qianli Culture transferred certain intangible assets, consisting of software copyrights, to the Company for a purchase price of approximately US$979,642. In consideration for the acquisition of the software copyrights, the Compensation Committee of the Board of Directors approved the issuance of 1,122,156 shares of the Company’s common stock to Tianjin Qianli Culture.

On June 16, 2026, the Company entered into an intellectual property purchase agreement with Ms. Sijia Zhou, pursuant to which Ms. Sijia Zhou transferred to the Company intangible assets (software copyrights) owned by her, with a purchase price of pproximately US $564,024. The Compensation Committee of The Board of Directors approved to issue Sijia Zhou 742,137 shares for the purchase of the software.

On June 25, 2026, the Company entered into an intellectual property purchase agreement with Ms. Zhijing Yu, pursuant to which Ms. Zhijing Yu transferred to the Company intangible assets (software copyrights) owned by her, with a purchase price of approximately US $485,293. The Compensation Committee of The Board of Directors approved to issue Zhijing Yu 606,617 shares for the purchase of the software.

On June 26, 2026, the Company entered into an intellectual property purchase agreement with Ms. Zhiying Liu, pursuant to which Ms. Zhiying Liu transferred to the Company intangible assets (software copyrights) owned by her, with a purchase price of approximately US $362,316. The Compensation Committee of The Board of Directors approved to issue Zhiying Liu 496,323 shares for the purchase of the software.

On June 26, 2026, the Company entered into an intellectual property purchase agreement with Mr. Gongming He, pursuant to which Mr. Gongming He transferred to the Company intangible assets (software copyrights) owned by her, with a purchase price of approximately US $580,588. The Compensation Committee of The Board of Directors approved to issue Gongming He 772,058 shares for the purchase of the software.

On June 29, 2026, the Company entered into an intellectual property purchase agreement with Mr. Hui Wang, pursuant to which Mr. Hui Wang transferred to the Company intangible assets (software copyrights) owned by her, with a purchase price of pproximately US $647,850) The Compensation Committee of The Board of Directors approved to issue Hui Wang 867,269 shares for the purchase of the software.

On June 29, 2026, the Company entered into an intellectual property purchase agreement with Ms. Jing Liu, pursuant to which Ms. Jing Liu transferred to the Company intangible assets (software copyrights) owned by her, with a purchase price of approximately US $439,516. The Compensation Committee of The Board of Directors approved to issue Jing Liu 584,464 shares for the purchase of the software.

On June 30, 2026, the Company entered into an intellectual property purchase agreement with Mr. Zhijun Yu, pursuant to which Mr. Zhijun Yu transferred to the Company intangible assets (software copyrights) owned by him, with a purchase price of approximately US $466,875. The Compensation Committee of The Board of Directors approved to issue Zhijun Yu 625,000 shares for the purchase of the software.

Shares to Independent Directors as Compensation

During the years ended June 30, 2026, 2025 and 2024, the Company recorded $15,600,  $15,000 and $18,000 stock compensation expense to independent directors through the issuance of shares of the Company’s common stock at the market price of the stock issuance date, pursuant to the 2018 Equity Incentive Plan.

Shares to Officers as Compensation

On September 24, 2021, under the 2018 Equity Inventive plan, the Company’s Board of Directors granted 1,000 shares of the Company’s common stock to its CEO each month and 667 shares to one of the board members each month starting from July 1, 2021, payable quarterly with the aggregate number of shares for each quarter being issued on the first day of the next quarter at a per share price of the closing price of the day prior to the issuance. On June 12, 2024, the Board of Directors approved that starting from February 1, 2024, the Company agreed to grant 15,000 shares of the Company’s common stock to its CEO each month and 10,000 shares to one of the board members each month, payable quarterly with the aggregate number of shares for each quarter being issued on the first day of the next quarter at a per share price of the closing price of the day prior to the issuance. During the years ended June 30, 2026, 2025 and 2024, the Company recorded $774,450, $881,250 and $889,128 stock compensation expense to the Company’s CEO and one of the board members.

Shares to third-party professionals and consultants

During the year ended June 30, 2026, the Company issued 423,253 shares of the Company’s common stock to its third-party professionals and consultants for the services they provided, the share issuance was fully vested and approved by Compensation Committee (the “Committee”) of the Board of Directors under the 2018 Equity Incentive Plan. The fair value of 423,253 shares at issuance date was $606,673 and was recorded as the Company’s stock compensation expense.

Shares to Officers in Lieu of Salary Payable

On August 18, 2025, the Board of Directors approved to issue 33,312 shares to the Company’s CEO and one of the board members in lieu of payment for salary payable of $64,957. On October 17, 2025, the Board of Directors approved to issue 32,079 shares to the Company’s CEO and one of the board members in lieu of payment for salary payable of $65,443. On June 30, 2026, the Board of Directors approved to issue 174,108 shares to the Company’s CEO and one of the board members in lieu of payment for salary payable of $135,476. The 174,108 shares were subsequently issued on July 9, 2026.